Provisions - Schedule of Claims from vendors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Claims from vendors [Abstract]
Beginning balance	$ 3,866	$ 4,079
Additions	450
Disposal of subsidiaries	(3,750)
Additions from acquisition of subsidiaries		476
Settled during the year	(533)	(831)
Exchange alignment	(33)	142
Ending balance		$ 3,866